Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Credit Suisse Securities (USA) LLC (“CSS”)

Column Financial, Inc. (“CF”)

Credit Suisse Commercial Mortgage Securities Corp. (together with CSS and CF, the “Company”)

11 Madison Avenue, 4th Floor

New York, NY 10010

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, who is referred to as the “Specified Party”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CSMC 2020-NET, Commercial Mortgage Pass-Through Certificates, Series 2020-NET securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Party. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on a single mortgage loan (the “Mortgage Loan Asset”) secured by 368 mortgaged properties (the “Mortgaged Properties”) which represent the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of August 6, 2020.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 17, 2020, with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	CSMC 2020-NET_Accounting Tape_Final.xlsx (provided on July 17, 2020).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg Screenshot” refers to a Bloomberg screen image displaying the long term issuer credit ratings for the relevant corporate entity.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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•	The phrase “Company Provided Schedule” refers to any document provided by the Company which was not included in the Loan File, and used by us in performing the procedures enumerated below.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Fee Schedule” refers to documentation for servicing fees related to the Transaction.

•	The phrase “Ground Lease Agreement” refers to a signed ground lease agreement.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Title Policy” refers to a signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

Our procedures and results thereof are as follows:

From June 29, 2020 through July 17, 2020, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Party (including for the purpose of substantiating the Specified Party’s “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Party.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 17, 2020

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

CSMC 2020-NET	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Prop. No.	None - Company Provided	None
2	Flag	None - Company Provided	None
3	Deal Name	None - Company Provided	None
4	Original Balance	Loan Agreement	None
5	Cut-off Date Balance	Recalculation	None
6	% of Initial Pool Balance	Recalculation	None
7	Maturity Balance	Loan Agreement	None
8	Cut-off Date Balance per SF	Recalculation	None
9	Sponsor	Loan Agreement	None
10	No. of Properties	Appraisal Report	None
11	Property Type	Appraisal Report	None
12	Tenant Industry	Appraisal Report	None
13	Title Type	Title Policy	None
14	Ground Lease Initial Lease Expiration Date	Ground Lease Agreement	None
15	Address	Appraisal Report	None
16	City	Appraisal Report	None
17	State	Appraisal Report	None
18	Zip Code	Appraisal Report	None
19	Year Acquired	Underwriting File	None
20	SF	Underwritten Rent Roll	None
21	Units of Measure	Underwritten Rent Roll	None
22	Occupancy Rate	Underwritten Rent Roll	None
23	Occupancy Rate As-of Date	Underwritten Rent Roll	None
24	Appraised Value	Appraisal Report	None
25	Appraisal As-of Date	Appraisal Report	None
26	Interest Rate %	Company Provided Schedule	None
27	Admin Fee Rate %	Fee Schedule	None
28	Net Mortgage Rate %	Recalculation	None
29	Interest Accrual Basis	Loan Agreement	None
30	Seasoning (mos.)	Recalculation	None
31	ARD (Yes/No)	Loan Agreement	None
32	Original Term to Maturity (mos.)	Recalculation	None
33	Remaining Term to Maturity (mos.)	Recalculation	None
34	Original Interest-Only Period (mos.)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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CSMC 2020-NET	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
35	Remaining Interest-Only Period (mos.)	Recalculation	None
36	Original Amortization Term (mos.)	Recalculation	None
37	Remaining Amortization Term (mos.)	Recalculation	None
38	Note Date	Loan Agreement	None
39	First Payment Date	Loan Agreement	None
40	Maturity Date	Loan Agreement	None
41	Monthly Debt Service	Recalculation	None
42	Annual Debt Service	Recalculation	None
43	Lockbox Type	Loan Agreement	None
44	Cash Management Status	Loan Agreement	None
45	Grace Period to Late Charge (Days)	Loan Agreement	None
46	Grace Period to Default (Days)	Loan Agreement	None
47	Due Date	Loan Agreement	None
48	Prepayment Provisions (No. of Payments)	Loan Agreement	None
49	Additional Future Debt Permitted	Loan Agreement	None
50	Additional Future Debt Permitted Description	Loan Agreement	None
51	UW NOI DSCR	Recalculation	0.001x
52	UW NCF DSCR	Recalculation	0.001x
53	Cut-Off Date LTV Ratio	Recalculation	0.001%
54	Maturity Date LTV Ratio	Recalculation	0.001%
55	2019 Revenues	Underwriting File	$0.01
56	2019 Expenses	Underwriting File	$0.01
57	2019 NOI	Underwriting File	$0.01
58	2019 NOI Date	Underwriting File	None
59	Most Recent Revenues	Underwriting File	$0.01
60	Most Recent Expenses	Underwriting File	$0.01
61	Most Recent NOI	Underwriting File	$0.01
62	Months Reported in TTM	Underwriting File	None
63	Most Recent NOI Date	Underwriting File	None
64	UW Revenues	Underwriting File	$0.01
65	UW Expenses	Underwriting File	$0.01
66	UW NOI	Underwriting File	$0.01
67	UW NOI Debt Yield	Recalculation	0.001%
68	UW Capital Items	Recalculation	$0.01
69	UW NCF	Underwriting File	$0.01
70	UW NCF Debt Yield	Recalculation	0.001%

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

CSMC 2020-NET	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
71	Tenant	Underwritten Rent Roll	None
72	Tenant, Guarantor, or Parent Rating (Moody's/S&P/Fitch)	Bloomberg Screenshot	None
73	Tenant Lease Expiration	Underwritten Rent Roll	None
74	Remaining Lease Renewal Options	Underwriting File	None
75	Tenant SF	Underwritten Rent Roll	None
76	Environmental Phase I Report Date	Environmental Report	None
77	Phase II Performed	Environmental Report	None
78	Engineering Report Date	Engineering Report	None
79	Seismic Report Date	Seismic Report	None
80	PML %	Seismic Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

CSMC 2020-NET	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
5	Cut-off Date Balance	Set equal to Original Balance.
6	% of Initial Pool Balance	Quotient of (i) Cut-off Date Balance and the aggregate (ii) Cut-off Date Balance of the Underlying Collateral.
8	Cut-off Date Balance per SF	Quotient of (i) Cut-off Date Balance and (ii) SF.
28	Net Mortgage Rate %	Difference between (i) Interest Rate % and (ii) Admin Fee Rate %.
30	Seasoning (mos.)	Set equal to zero.
32	Original Term to Maturity (mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date.
33	Remaining Term to Maturity (mos.)	Difference between (i) Original Term to Maturity (mos.) and (ii) Seasoning (mos.).
35	Remaining Interest-Only Period (mos.)	Difference between (i) Original Interest-Only Period (mos.) and (ii) Seasoning (mos.).
36	Original Amortization Term (mos.)	Set equal to zero.
37	Remaining Amortization Term (mos.)	Set equal to zero.
41	Monthly Debt Service	Quotient of (i) Annual Debt Service and (ii) 12.
42	Annual Debt Service	Product of (i) Cut-off Date Balance multiplied by the (ii) Interest Rate %, and (iii) Interest Accrual Basis.
51	UW NOI DSCR	Quotient of (i) UW NOI and (ii) Annual Debt Service.
52	UW NCF DSCR	Quotient of (i) UW NCF and (ii) Annual Debt Service.
53	Cut-Off Date LTV Ratio	Quotient of (i) Cut-off Date Balance and (ii) Appraised Value.
54	Maturity Date LTV Ratio	Quotient of (i) Maturity Balance and (ii) Appraised Value.
67	UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Cut-off Date Balance.
68	UW Capital Items	Difference between (i) UW NOI and (ii) UW NCF.
70	UW NCF Debt Yield	Quotient of (i) UW NOI and (ii) Cut-off Date Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9